COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets Pledged

(in millions of $)	June 30, 2024	December 31, 2023
Vessels, rigs and equipment, net	2,632	2,508
Investments in sales-type leases	39	56
Book value of consolidated assets pledged under ship mortgages	2,671	2,564

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	June 30, 2024	December 31, 2023
Vessels under finance lease, net	553	573
Total book value	553	573